Summary of Significant Accounting Policies (Details) - Schedule of acquired intangible assets	12 Months Ended
Dec. 31, 2021
Systems Software [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of acquired intangible assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Systems Software [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of acquired intangible assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Government cooperative agreements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of acquired intangible assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	17 years